COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of supplemental information related to leases

	Three Months Ended March 31,
	2023	2022
Lease cost:
Operating lease cost	$195,409	$193,980
Short-term lease cost	7,104	6,749

Other information:
Operating cash outflow used for operating leases	126,416	46,250
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	9.2 years	10.2 years

	Year Ended December 31,
	2022	2021
Lease cost:
Operating lease cost	$782,591	$414,085
Short-term lease cost	33,751	21,628

Other information:
Operating cash outflow used for operating leases	416,250	285,959
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	9.5 years	10.4 years

Schedule of future minimum lease payments for non-cancellable operating leases

Amount
Calendar year:
2023	$570,453
2024	779,087
2025	798,556
2026	818,518
2027	838,984
Thereafter	4,043,427
Total undiscounted future minimum lease payments	7,849,025
Less: Impact of discounting	(2,617,321)
Total present value of operating lease obligations	5,231,704
Current portion	(764,820)
Operating lease obligations, less current portion	$4,466,884

As of December 31, 2022
Fiscal year:
2023	$696,869
2024	779,087
2025	798,556
2026	818,518
2027	838,984
Thereafter	4,043,427
Total undiscounted future minimum lease payments	7,975,441
Less: Impact of discounting	(2,735,629)
Total present value of operating lease liability	5,239,812
Current portion	(696,869)
Operating lease liability, less current portion	$4,542,943